UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
Operating activities
Net income	$ 52,393	$ 85,611	$ 146,406
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	43,364	46,304	94,293
Vessel impairment charge	0	0	5,314
Amortization of deferred charges	4,694	5,663	10,972
Amortization of seller's credit	(619)	(694)	(1,324)
Equity in earnings of associated companies	(13,855)	(14,322)	(27,765)
(Gain)/loss on sale of assets and termination of charters	(779)	(14)	167
Adjustment of derivatives to fair value recognized in net income	4,159	10,408	(4,399)
Loss/(gain) on repurchase of bonds	756	38	8,802
Interest receivable in form of notes	(635)	(633)	(633)
Other, net	932	157	365
Changes in operating assets and liabilities
Trade accounts receivable	(2,760)	6,197	(1,492)
Due from related parties	16,382	(3,182)	8,433
Other receivables	(4,073)	1,307	(856)
Inventories	49	6	(27)
Prepaid expenses and accrued income	(1,084)	2,878	2,181
Trade accounts payable	(97)	235	394
Accrued expenses	(735)	(1,426)	1,046
Other current liabilities	3,055	(14,812)	(11,804)
Net cash provided by operating activities	101,147	123,721	230,073
Investing activities
Net maturities/(deposits) of restricted cash	(9,000)	0	0
Repayments from investments in direct financing leases	16,669	16,309	30,410
Additions to newbuildings	(12,460)	(176,686)	(188,142)
Proceeds/(payments) from sales of vessels and termination of charters	62,762	4,932	29,102
Net amounts received from/(paid to) associated companies	21,241	170,866	193,517
Other investments and long term assets, net	(15,736)	(12,072)	(25,488)
Net cash provided by/(used in) investing activities	63,476	3,349	39,399
Financing activities
Shares issued, net of issuance costs	0	243	323
(Repurchase)/resale of bonds	(50,128)	(117,509)	(296,800)
Proceeds from issuance of long-term debt	226,104	277,000	522,000
Repayments of long-term debt	(67,274)	(190,612)	(329,303)
Debt fees paid	(700)	(217)	(5,099)
Repayment of lease obligation liability	(1,854)	0	(97)
Cash dividends paid	(84,154)	(84,134)	(168,289)
Net cash used in financing activities	21,994	(115,229)	(277,265)
Net change in cash and cash equivalents	186,617	11,841	(7,793)
Cash and cash equivalents at start of the period	62,382	70,175	70,175
Cash and cash equivalents at end of the period	248,999	82,016	62,382
Supplemental disclosure of cash flow information:
Interest paid, net of capitalized interest	$ 42,694	$ 33,521	$ 65,184